John L. Reizian

Vice President and Associate General Counsel

The Lincoln National Life Insurance Company

350 Church Street

Hartford, CT 06103-1106

Telephone: (860) 466-1539

Facsimile:  (860) 466-2550

John L. Reizian@LFG.com

May 2, 2013

U. S. Securities and Exchange Commission

100 F Street, N. E.

Washington, DC  20549-0506

Re:                 Lincoln Life Flexible Premium Variable Life Account JF-A

The Lincoln National Life Insurance Company

File No. 333-144274; 811-4160; CIK No. 000757552

Rule 497 (j) Filing, Form N-6

To the Commission:

On behalf of The Lincoln National Life Insurance Company and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933.

Lincoln, as Registrant, hereby certifies that the form of Prospectus for certain variable life insurance contracts offered under the above-referenced Registration Number, otherwise requiring filing under Rule 497(c), does not differ from the form of Prospectus contained in the most recent post-effective amendment filed electronically on April 25, 2013.

Sincerely,

/s/ John L. Reizian

John L. Reizian
Vice President and Associate General Counsel